Organization and Principal Activities (Details) - Schedule of consolidated balance sheets Information - Restated [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,025,141	$ 1,310,737
Accounts receivable, net	41,362,705	31,184,779
Amounts due from related parties	346,517	391,919
Inventories,	768,216	768,762
Contract costs	2,012,309	1,669,519
Advance to suppliers	1,115,672	90,350
Deferred offering costs	1,330,902
Prepaid expenses and other current assets, net	460,850	388,844
Total current assets	48,422,312	35,804,910
Non-current assets:
Property and equipment, net	219,470	207,989
Intangible assets, net	637,114	798,459
Long-term investment	204,899	335,448
Right of use assets	865,399	1,194,859
Deferred tax assets, net	3,888,574	4,906,287
Prepaid expenses and other, non-current assets	3,697,675	3,941,346
Total non-current assets	9,513,131	11,384,388
TOTAL ASSETS	57,935,443	47,189,298
Current liabilities:
Short-term borrowings	18,784,459	9,117,158
Accounts payable	9,180,532	5,581,879
Amount due to related parties-current	896,431	1,558,642
Deferred revenue	2,553,808	2,953,238
Accrued expenses and other current liabilities	17,006,680	10,316,428
Convertible loans	3,754,269	5,717,737
Lease liabilities, current	435,462	800,658
Income tax payable		17,904
Total current liabilities	52,611,641	36,063,644
Non-current liabilities:
Amount due to related parties-non current	8,581,743	8,905,313
Accrued liabilities, non-current	5,391,664	5,157,971
Lease liabilities, non-current	300,974	446,140
Total non-current liabilities	14,274,381	14,509,424
TOTAL LIABILITIES	$ 66,886,022	$ 50,573,068